Borrowings - Schedule of Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Borrowings [Line Items]
Principal	$ 340,361
Long-term	95,624	$ 176,589
Long-term (current portion)	$ 59,887	68,987
Maybank Singapore Limited [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	5.00%
Start	July 2022
Maturity	July 2027
Principal	$ 292,783
Long-term	95,624	161,038
Long-term (current portion)	$ 59,887	58,998
OCBC Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	2.50%
Start	March 2021
Maturity	March 2026
Principal	$ 21,959
Long-term		5,564
Long-term (current portion)		4,640
OCBC Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	4.25%
Start	September 2021
Maturity	September 2026
Principal	$ 25,619
Long-term		9,987
Long-term (current portion)		$ 5,349